Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment	Mar. 31, 2023
Leasehold land and buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	30 years
Leasehold land and buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	50 years
Plant and machinery [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	5 years
Plant and machinery [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	15 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	4 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	5 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	5 years
Leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	2 years
Leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment
Estimated useful Lives (years)	5 years